Business Combinations - Pro Forma Financial Information (Details) - P3 Health Partners Inc. - USD ($)			6 Months Ended	12 Months Ended
	Jan. 01, 2021	Jan. 01, 2020	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 03, 2021
Business Acquisition [Line Items]
Total Operating Revenue			$ 369,698,137	$ 793,447,211	$ 615,487,335
Net Loss			(173,796,294)	(259,282,984)	(198,926,617)
Net Loss Attributable to Non-controlling Interest			(143,555,739)	(214,167,745)	(164,313,386)
Net Loss Attributable to Controlling Interest			$ (30,240,555)	$ (45,115,239)	$ (34,613,231)
P3 Llc
Business Acquisition [Line Items]
Transaction Costs	$ 39,400,000	$ 39,400,000				$ 19,151,752
Amortization expense adjustment	$ 2,400,000	$ 2,400,000